GE FUNDS

GE Small-Cap Equity Fund

GE Total Return Fund

Supplement dated September 13, 2010

To the Prospectus dated January 29, 2010, as supplemented on May 28, 2010,

and August 27, 2010

GE Small-Cap Equity Fund

Effective September 10, 2010, David Wiederecht replaces Judith A. Studer as one of the portfolio managers of the GE Small-Cap Equity Fund.

In light of the foregoing change to one of the GE Small-Cap Equity Fund’s portfolio managers, the GE Funds’ Prospectus (“Prospectus”) is revised as follows, effective immediately:

1. On page 17 of the Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Advisers
David Wiederecht	Less than 1 year	President and Chief Investment Officer — Investment Strategies at GE Asset Management Incorporated

Jeffrey Schwartz	5 years	Senior Portfolio Manager at Palisade Capital Management, L.L.C.

Scott T. Brayman	1 year	Managing Partner and Chief Investment Officer at Champlain Investment Partners, LLC

Robert J. Anslow, Jr.	1 year	Managing Partner and Chief Investment Officer at GlobeFlex Capital, LP

Michael W. Cook	1 year	Chief Executive Officer and Chief Investment Officer at SouthernSun Asset Management, LLC

2. On page 76 of the Prospectus under the section entitled “About the Investment Adviser — About the Funds’ Portfolio Managers,” the fourth paragraph under the heading “Portfolio Management Teams” is deleted in its entirety and replaced with the following:

The GE Small-Cap Equity Fund is managed by David Wiederecht, who is vested with oversight authority over the Fund’s sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Mr. Wiederecht has full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows:

Palisade Capital Management L.L.C.; Champlain Investment Partners, LLC; GlobeFlex Capital, LP; and SouthernSun Asset Management, LLC. Additional information about each sub-adviser can be found under the section entitled “About the Sub-Advisers — GE Small-Cap Equity Fund” later in this Prospectus.

3. On page 78 of the Prospectus under the section entitled “About the Investment Adviser — About the Funds’ Portfolio Managers,” the biography for Judith A. Studer under the heading “Portfolio Manager Biographies” is deleted in its entirety and replaced with the following:

Judith A. Studer is the Chief Market Strategist and a Director at GE Asset Management. She has led the team of portfolio managers for the GE Total Return Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984 and has held various positions at GE Asset Management including Senior Vice President — U.S. Equities from 1991 to 1995, Senior Vice President — International Equities from 1995 to 2006, President — Investment Strategies from July 2006 to June 2007, and President — U.S. Equities from June 2007 to July 2009.

David Wiederecht is the President and Chief Investment Officer — Investment Strategies and a Director at GE Asset Management. He has served as a portfolio manager of the GE Small-Cap Equity Fund since September 2010, and will serve as portfolio manager to the GE Total Return Fund effective January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President — Investment Strategies since 2008.

GE Total Return Fund

Effective January 1, 2011, David Wiederecht and Greg Hartch will replace Judith A. Studer as portfolio managers of the GE Total Return Fund. In light of the foregoing change to the GE Total Return Fund’s portfolio management, the Prospectus is revised as follows, effective January 1, 2011:

4. On page 53 of the Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President and Chief Investment Officer — Fixed Income

Greg Hartch	Less than 1 year	Senior Vice President

Ralph R. Layman	13 years	President and Chief Investment Officer — Public Equities

Thomas R. Lincoln	2 years	Senior Vice President

Diane M. Wehner	4 years	Senior Vice President

David Wiederecht	Less than 1 year	President and Chief Investment Officer — Investment Strategies

5. On page 77 of the Prospectus under the section entitled “About the Investment Adviser — About the Funds’ Portfolio Managers,” the thirteenth paragraph under the heading “Portfolio Management Teams” is deleted in its entirety and replaced with the following:

The GE Total Return Fund is managed by a team of portfolio managers that includes Paul M. Colonna, Greg Hartch, Ralph R. Layman, Thomas R. Lincoln, Diane M. Wehner and David Wiederecht. Mr. Hartch and Mr. Wiederecht are vested with oversight authority for determining asset allocations for the Fund, while each of the other portfolio managers is responsible for managing one of the following sub-portfolios: U.S. equity, U.S. mid-cap equity, international equity and fixed income. Mr. Lincoln manages the U.S. equity portion, Ms. Wehner manages the U.S. mid-cap equity portion, Mr. Layman manages the international equity portion and Mr. Colonna manages the fixed income portion, each with a team of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to the Fund’s objective. In addition to oversight authority for asset allocation, Mr. Hartch and Mr. Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments.

6. On page 78 of the Prospectus under the section entitled “About the Investment Adviser — About the Funds’ Portfolio Managers,” the biography for Judith A. Studer is deleted in its entirety and replaced with the following biographies for David Wiederecht and Greg Hartch shall be added to the “Portfolio Manager Biographies” section:

For David Wiederecht’s biography, please see No. 3 above.

Greg Hartch is a Senior Vice President- Tactical Asset Allocation at GE Asset Management. He will serve as a portfolio manager to the GE Total Return Fund effective January 2011. Mr. Hartch joined GE Asset Management in 2002 and has held various positions at GE Asset Management including Senior Vice President — Alternative Assets from 2002 — 2004, Director of Fixed Income Research from 2004 — 2007 and Managing Director — International Real Estate from 2007 to 2010.

This Supplement should be retained with your Prospectus for future reference.

GE FUNDS

GE Small-Cap Equity Fund

Supplement dated September 13, 2010

To the Summary Prospectus dated January 29, 2010

GE Small-Cap Equity Fund

Effective September 10, 2010, David Wiederecht replaces Judith A. Studer as one of the portfolio managers of the GE Small-Cap Equity Fund (the “Small Cap Fund”).

In light of the foregoing change to one of the Small-Cap Fund’s portfolio managers, the Small Cap Fund’s Summary Prospectus is revised as follows, effective immediately:

1. On page 4 of the Summary Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Advisers
David Wiederecht	Less than 1 year	President and Chief Investment Officer — Investment Strategies at GE Asset Management Incorporated

Jeffrey Schwartz	5 years	Senior Portfolio Manager at Palisade Capital Management, L.L.C.

Scott T. Brayman	1 year	Managing Partner and Chief Investment Officer at Champlain Investment Partners, LLC

Robert J. Anslow, Jr.	1 year	Managing Partner and Chief Investment Officer at GlobeFlex Capital, LP

Michael W. Cook	1 year	Chief Executive Officer and Chief Investment Officer at SouthernSun Asset Management, LLC

This Supplement should be retained with your Summary Prospectus for future reference.

GE FUNDS

GE Total Return Fund

Supplement dated September 13, 2010

To the Summary Prospectus dated January 29, 2010

GE Total Return Fund

Effective January 1, 2011, David Wiederecht and Greg Hartch will replace Judith A. Studer as portfolio managers of the GE Total Return Fund (the “Total Return Fund”). In light of the foregoing change to the Total Return Fund’s portfolio management, the Total Return Fund’s Summary Prospectus is revised as follows, effective January 1, 2011:

1. On page 4 of the Summary Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Paul M. Colonna	5 years	President and Chief Investment Officer — Fixed Income

Greg Hartch	Less than 1 year	Senior Vice President

Ralph R. Layman	13 years	President and Chief Investment Officer — Public Equities

Thomas R. Lincoln	2 years	Senior Vice President

Diane M. Wehner	4 years	Senior Vice President

David Wiederecht	Less than 1 year	President and Chief Investment Officer — Investment Strategies

This Supplement should be retained with your Summary Prospectus for future reference.